STOCK BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of option activity

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value of Unexercised Options
Balance at December 31, 2022	2,738,820	$1.94	8.4	$0
Options granted	–	–	–
Options exercised	–	–	–
Options forfeited/expired	–	–	–
Balance at September 30, 2023	2,738,820	$1.94	7.7	$0

Exercisable at December 31, 2022	2,169,088	$1.87	8.3	$0
Exercisable at September 30, 2023	2,339,176	$1.90	7.6	$0

Schedule of RSU activity

	RSU’s Outstanding	Weighted-Average Grant-Date Fair value per Unit
Nonvested as of December 31, 2022	446,525	$0.63
Granted	541,610	0.56
Vested	(327,230)	0.65
Forfeited	(29,635)	1.17
Nonvested as of September 30, 2023	631,270	$0.63

Schedule of stock-based compensation expense

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Sales and marketing	$79,608	$848	$186,604	$2,544
Research and development	2,055	3,064	7,670	10,400
General and administrative	55,644	697,593	162,195	1,037,882
Total stock-based compensation	$137,307	$701,505	$356,469	$1,050,826